Intangible assets (Details) SFr in Thousands	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)
Disclosure of intangible assets material to entity [abstract]
Intangible Assets	SFr 50,416	SFr 50,416
Gross Carrying Amount
Disclosure of intangible assets material to entity [abstract]
Intangible Assets	50,416	50,416
Accumulated Amortization
Disclosure of intangible assets material to entity [abstract]
Intangible Assets	0	0
Acquired IPR&D Asset
Disclosure of intangible assets material to entity [abstract]
Intangible Assets	SFr 50,416	SFr 50,416
Acquired IPR&D Asset | Discount rate, measurement input
Disclosure of intangible assets material to entity [abstract]
Discount rate	0.17	0.15
Acquired IPR&D Asset | Gross Carrying Amount
Disclosure of intangible assets material to entity [abstract]
Intangible Assets	SFr 50,416	SFr 50,416
Acquired IPR&D Asset | Accumulated Amortization
Disclosure of intangible assets material to entity [abstract]
Intangible Assets	SFr 0	SFr 0